Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events:

(a)          July Equity Offering: On July 15, 2020, the Company completed a registered direct offering with certain unaffiliated institutional investors pursuant to which it issued and sold an aggregate of 57,750,000 of its common shares at an offering price of $0.30 per common share, while, in a concurrent private placement the Company issued and sold warrants to purchase up to 57,750,000 of its common shares at an exercise price of $0.35 per common share (the “July Equity Offering”). The July Equity Offering resulted in gross proceeds to the Company of approximately $17.3 million.

(b)          Acquisition of New Panamax vessel (to be named M/V Magic Horizon): On July 28, 2020, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Panamax dry bulk carrier vessel at a gross purchase price of $12.75 million. The Company expects to finance the vessel acquisition with cash on hand that it raised in the June Equity Offering and the July Equity Offering and delivery of the vessel from its sellers is expected to take place at the end of the third quarter or the beginning of the fourth quarter of 2020.

(c)          Class A Warrants Update: Subsequent to June 30, 2020 and up to September 8, 2020, there were subsequent exercises of 3,019,500 Class A Warrants which resulted in the issuance of an equivalent number of the Company’s common shares and proceeds to the Company of approximately $1.1 million.

(d)          New Management Agreements with Castor Ships: On September 1, 2020, the Company and its shipowning subsidiaries entered into a master management agreement (the “Master Agreement”) with Castor Ships S.A. (“Castor Ships”), a company ultimately beneficially owned by the Company’s Chairman, Chief Executive Officer and Chief Financial Officer. Pursuant to the terms of the Master Agreement each of the Company’s shipowning subsidiaries also entered into separate commercial shipmanagement agreements with Castor Ships (the “Commercial Shipmanagement Agreements” and together with the Master Agreement, the “Castor Ships Management Agreements”). Under the terms of the Castor Ships Management Agreements, having all September 1, 2020 as their effective date, Castor Ships manages overall the Company’s business and provides commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, handling all the Company’s vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by the Company and its shipowning subsidiaries. In exchange for these services, the Company and its subsidiaries will pay Castor Ships (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Commercial Shipmanagement Agreements,  (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% per transaction in connection with any sale or purchase of vessels for the Company.

The Castor Ships Management Agreements have a term of five years and such term automatically renews for successive five-year terms on each anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Castor Ships Management Agreements are terminated by the Company, or are terminated by Castor Ships due to a material breach of the Master Agreement by the Company or a change of control in the Company, Castor Ships shall be entitled to a termination fee equal to four times the total amount of the flat management fee and the per vessel management fees calculated on an annual basis.

(e)          Revised Management Agreements with Pavimar: On September 1, 2020, the Company’s shipowning subsidiaries entered into revised shipmanagement agreements with Pavimar which replaced the existing shipmanagement agreements in their entirety (the “Technical Shipmanagement Agreements”). Pursuant to the Technical Shipmanagement Agreements, effective September 1, 2020, Pavimar will continue to provide the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for which Pavimar will be paid a daily fee of $600 per vessel, versus the previous daily fee of $500 per vessel. The Pavimar Shipmanagement Agreements also provide for an automatically renewable five-year term and related termination provisions.